U.S. SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

SEC File Number
FORM 12b-25	000-50190
CUSIP Number
NOTIFICATION OF LATE	87663T 10 1
FILING (Check One):

(Check One) [X ] Form 10-K and Form 10-KSB [ ]Form 20-F [ ] Form 11-K [X] Form 10-Q and 10-QSB

[ ]Form N-SAR [ ] Form N-CSR

For Period Ended: October 31, 2007
[  ] Transition Report on Form 10-K
[  ] Transition Report on Form 20-F
[  ] Transition Report on Form 11-K
[  ] Transition Report on Form 10-Q
[  ] Transition Report on Form N-SAR
For the Transition Period Ended:

Read Attached Instruction Sheet Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Items(s) to which the notification relates:

Part I - Registrant Information

Full name of Registrant: Tatonka Oil and Gas, Inc. Former Name if Applicable: N/A

Address of Principal Executive Office (Street and Number):   950 17th Street, Suite 2300

City, State and Zip Code: Denver, Colorado 80202

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Part II - Rules 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)
	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
X	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-
K, Form N-SAR, or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

Part III - Narrative

State below in reasonable detail the reasons why Form 10-K, 20-F, 11-K, 10-Q, N-SAR or the transition report or portion thereof, could not be filed within the prescribed time period.

As of January 25, 2008, the registrant appointed Causey Demgen & Moore Inc. (“CD&M”) as its new audit firm. CD&M is in the process of auditing the registrant’s financial statements for the year ended October 31, 2007. Also as of January 25, 2008, the registrant determined that the financial statements for the prior year (ended October 31, 2006) should be restated. The registrant expects to engage audit firm De Leon & Company (“DL&C”) to audit these restated financial statements. DL&C’s engagement will be limited to the prior year restatement. The Form 10-KSB for the year ended October 31, 2007 will include the restated financial statements for the prior year, and the audited statements for the year ended October 31, 2007.

Neither the audit of the restated 2006 financial statements, nor the 2007 financial statements, has been completed as of the date of this Notification. Due to the significance of the financial statements to the Form 10-KSB disclosures, the registrant does not believe that any portion of the Form 10-K should be filed without the audited financial statements.

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Part IV - Other Information

     (1)  Name and telephone number of person to contact in regard to this notification. Stephen E. Rounds, Attorney, 303.377.6997.

     (2)  Have all other periodic reports required under section 13 or 15(d)of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify reports(s).

[X]Yes [ ]No

     (3)  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[X]Yes [ ]No

     The registrant reported a net loss of $54,439 for the year ended October 31, 2006. For the year ended October 31, 2007, the registrant expects to report a net loss of between $5,100,000 and $5,900,000.

     The registrant has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: January 30, 2007	Tatonka Oil and Gas, Inc.

By: /s/Paul C. Slevin
Paul C. Slevin, CFO

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